CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (5,268)	$ (1,729)	$ (5,301)
Adjustments for:
Depreciation and amortization	1,446	481	509
Share-based payment	1,259	1,021	1,294
Capital gain from sale of property and equipment			(8)
Change in provision for doubtful and bad debt	349	104	147
Net financial cost	490	914	3,133
Gain from reevaluation of derivatives	(442)	(2,433)	(3,925)
Increase in trade receivables	(2,097)	(1,061)	(833)
Decrease (increase) in other accounts receivable	(410)	(330)	169
Increase in inventories	(1,579)	(340)	(711)
Increase (decrease) in trade payables	537	237	(66)
Increase in other accounts payable and accrued expenses	1,650	61	669
Increase in provisions	58	32	16
Increase in employee benefits	137	14	67
Income tax expenses	37	124	85
Taxes paid during the year	(22)	(176)	(83)
Net interest paid during the year	(377)	(802)	(1,344)
Net cash used in operating activities	(4,232)	(3,883)	(6,182)
Cash flows from investing activities:
Sale of marketable securities		3,109
Purchase of property and equipment, intangible assets and capitalization of development expenditure	(547)	(310)	(296)
Investment in restricted long-term deposits	(68)		(22)
Net cash provided by (used in) investing activities	(615)	2,799	(318)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net of issuance costs	13,966	5,209
Short-term bank credit		5,000
Payment of principal of lease liabilities	(787)
Repayment of convertible notes		(9,939)	(10,421)
Repayment of shareholders' loans		(435)
Issuance of shares due to the exercise of stock options	113	80	97
Net cash provided by (used in) financing activities	13,292	(85)	(10,324)
Increase (decrease) in cash and cash equivalents	8,445	(1,169)	(16,824)
Cash and cash equivalents at beginning of year	6,471	7,643
Effect of exchange rate fluctuations on balances of cash and cash equivalents	199	(3)	1,109
Cash and cash equivalents at end of year	$ 15,115	6,471	$ 7,643
Non-cash financing activity - conversion of notes to a loan from related parties and to shares		$ 1,076